Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Annual Principal Payments [Abstract]
2026	$ 15,873
2027	12,540
2028	12,911
2029	5,536
Thereafter	20,252
Total	$ 67,112	$ 80,465